Stock based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Granted options			0		36,073	23,719
Accelerated options			9,737
Compensation expense	$ 619,000	$ 81,000	$ 745,000	$ 158,000
Intrinsic value of options	0	0	0	0
Compensation expense due to acceleration			$ 483,000
Weighted average vesting period for unrecognized deferred share-based compensation (in years)			1 year 1 month 6 days
Unrecognized deferred share-based compensation expense expected to be recognized	$ 700,000		$ 700,000
Share Based Compensation [Member]
Option forfeited					32,500
Common share issuable					195,000
Common shares issueds					$ 167,500
Common shares issued to grant					195,000
Aggregate intrinsic value			$ 0		$ 575,000	$ 1,000
Deferred share base compensation					$ 1,600,000
Remaining weighted average vesting periods					1 year 8 months 12 days
Compensation expense		$ 81,000		$ 158,000
Board of Directors [Member]
Options shares					82,500
Designated shares					7,500